Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items
Income tax rates	21.00%	21.00%
Net operating loss carryforwards (in Dollars)	$ 2,525
Taxable income	80.00%
Israeli [Member]
Taxes on Income [Line Items
Net operating loss carryforwards (in Dollars)	$ 3,240
Ownership [Member]
Taxes on Income [Line Items
Ownership interest	50.00%